Fair value measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments (Note 8)	¥ 408,946	¥ 563,177
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 6)	¥ (88,000)